United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company
Investment Company Act file number: 811-05807
Eagle Capital Growth Fund, Inc.
(Exact name of registrant as specified in charter)

205 E. Wisconsin Ave, Suite 120, Milwaukee, WI 53202
(Address of principal executive offices) (zip code)
Luke E. Sims, President
Eagle Capital Growth Fund, Inc.
205 E. Wisconsin Ave
Suite 120
Milwaukee, WI 53202
(414) 765-1107
(Name and address of agent for service)
Registrant's telephone number, including area code:
(414) 765-1107

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

ITEM 1.   SCHEDULE OF INVESTMENTS
Eagle Capital Growth Fund, Inc.
Portfolio of Investments (as of September 30, 2011) (unaudited)

Common Stock (98.8%% of total investments)
Industry
Consumer	Shares	Cost	Market Value	% Total Inv.
Colgate-Palmolive Co.	6,000	$72,938	532,080
PepsiCo Inc.	10,000	168,296	619,000
Procter & Gamble Co.	12,000	718,280	758,160
			$1,909,240	(8.5%)
Data Processing
Automatic Data Processing, Inc.	34,000	1,278,025	1,603,100
Paychex Inc.	46,000	1,230,305	1,213,020
			$2,816,120	(12.6%)
Drug/Medical Device
Abbott Laboratories Inc.	20,000	999,647	1,022,800
Baxter International	8,000	402,596	449,120
Johnson & Johnson	12,500	484,536	796,125
Medtronic, Inc.	17,000	567,183	565,080
Pfizer Inc.	38,737	522,042	684,870
Stryker Corp.	22,000	180,012	1,036,860
			$4,554,855	(20.4%)
Industrial
General Electric Co.	35,000	401,458	532,700
Hillenbrand, Inc.	47,000	913,456	864,800
Illinois Tool Works Inc.	17,000	786,916	707,200
Sigma-Aldrich Corp.	16,000	498,184	988,640
Waters Corp*	6,000	302,341	452,940
			$3,546,280	(15.9%)
Mutual Fund Managers
Eaton Vance Corp.	34,000	801,121	757,180
Federated Investors, Inc.	46,000	1,036,715	806,380
Franklin Resources, Inc.	7,500	712,331	717,300
			$2,280,860	(10.2%)
Insurance
Berkshire Hathaway Inc.*	17,000	1,303,475	1,207,680
The Chubb Corporation	16,000	819,772	959,840
			$2,167,520	(9.7%)
Retail/Distribution
Best Buy Co. Inc.	31,000	1,057,843	722,300
The Home Depot, Inc.	28,000	758,910	920,360
Lowe's Companies Inc.	45,000	924,671	870,300
Sysco Corp.	27,000	309,199	699,300
			$3,212,260	(14.4%)
Closed-End Funds
Guggenheim Enhanced Equity Strategy Fund	83,000	1,133,654	1,181,090
Diamond Hill Financial Trends Fund, Inc.	55,182	527,969	416,072
			$1,597,162	(7.1%)

Total common stock investments			$22,084,297

Cash and cash equivalents (1.2% of total investments)			261,093

Total investments			$22,345,390

All other assets less liabilities			(206,609)

Total net assets			$22,138,781

*Non-dividend paying security

Footnote:

The following information is based upon federal income tax cost of portfolio investments as of September 30, 2011:

Gross unrealized appreciation	$4,306,113
Gross unrealized depreciation	(1,133,688)
Net unrealized appreciation	$3,172,425

Federal income tax basis	$18,911,872

ITEM 2.  Controls and Procedures

(a)
As of October 1, 2011, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President and Chief Executive Officer (who is the principal executive officer of the registrant) and the registrant’s Chief Financial Officer (who is the principal financial officer of the registrant).  Based on that evaluation, the registrant's President and Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed by the registrant has been accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, or persons performing similar functions as appropriate to allow timely decisions regarding required disclosure.

(b)
Fair Value Accounting—Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provides a framework for establishing that fair value.  The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly.  These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset.  These level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.